UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Media & Telecommunications Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Media & Telecommunications Fund	March 31, 2013

T. Rowe Price Media & Telecommunications Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 94.6%		
BUSINESS SERVICES 0.2%		
Business Services - Other 0.2%		
Bitauto Holdings, ADR (1)	476,900	4,745
Total Business Services		4,745
INFORMATION SERVICES 0.0%		
Data Services 0.0%		
Oanda, Acquisition Date: 8/24/07 Acquisition Cost $2,784 (1)(2)(3)	97,512	703
Total Information Services		703
IT SERVICES 0.7%		
IT Services 0.7%		
FactSet Research Systems	175,100	16,214
Total IT Services		16,214
MEDIA 56.1%		
Cable/Satellite 11.9%		
British Sky Broadcasting (GBP)	1,491,352	20,009
Cablevision, Class A	1,650,700	24,695
Comcast, Class A	2,942,800	123,627
DISH Network	303,400	11,499
Eutelsat (EUR)	230,315	8,120
Sky Deutschland (EUR) (1)	1,087,308	5,995
Time Warner Cable, Class A	1,043,559	100,244
		294,189
Gaming 1.5%		
Las Vegas Sands	661,750	37,290
		37,290

Internet 25.1%		
Amazon.com (1)	479,500	127,782
Baidu, ADR (1)	1,436,900	126,016
eBay (1)	910,300	49,356
Facebook (1)	1,987,100	50,830
Google, Class A (1)	142,300	112,991
LinkedIn (1)	207,900	36,603
priceline.com (1)	43,432	29,878
Sina (1)	928,400	45,111
Tencent Holdings (HKD)	650,800	20,691
TripAdvisor (1)	392,635	20,621
		619,879
Media & Entertainment 17.4%		
Bona Film, ADR (1)	965,504	4,441
Discovery Communications, Class C (1)	742,000	51,599
Hertz Global Holdings (1)	2,246,544	50,008
Liberty Global (1)	1,311,821	96,288
Liberty Interactive (1)	1,150,400	24,595
Live Nation Entertainment (1)	1,211,700	14,989
Madison Square Garden (1)	695,900	40,084
News Corporation, Class A	1,871,700	57,124
Walt Disney	1,589,000	90,255
		429,383
Radio/Outdoor Advertising 0.2%		
Stroeer Media (EUR) (1)	436,457	4,476
		4,476
Total Media		1,385,217
SOFTWARE 4.6%		
Applications Software 2.1%		
Concur Technologies (1)	305,944	21,006
NetSuite (1)	160,200	12,826

Salesforce.com (1)	42,100	7,529
Tangoe (1)	26,100	323
Workday (1)	183,000	11,278
		52,962
Enterprise Software 0.2%		
iRobot (1)	147,700	3,790
		3,790
Infrastructure Software 0.9%		
Red Hat (1)	243,000	12,286
TIBCO Software (1)	459,500	9,291
		21,577
Systems Software 1.4%		
ServiceNow (1)	549,149	19,879
VeriSign (1)	337,200	15,943
		35,822
Total Software		114,151
TECHNOLOGY 0.0%		
Software & Services 0.0%		
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $754 (1)(2)(3)	83,278	641
Total Technology		641
TELECOM EQUIPMENT 3.2%		
Wireless Equipment 3.2%		
Qualcomm	1,186,500	79,436
Total Telecom Equipment		79,436
TELECOM SERVICES 29.8%		
Long Distance/Data 1.1%		
Akamai Technologies (1)	559,400	19,741

RigNet (1)	277,858	6,930
		26,671
Wireless - Domestic 12.6%		
American Tower, REIT	1,748,500	134,495
Crown Castle International (1)	1,802,964	125,558
SBA Communications (1)	720,700	51,905
		311,958
Wireless - International 5.9%		
China Unicom Hong Kong (HKD)	8,988,000	11,995
NII Holdings, Class B (1)	3,210,800	13,903
Sarana Menara Nusantara (IDR) (1)	5,655,500	15,132
Vodafone (GBP)	36,939,684	104,735
		145,765
Wireline - Domestic 10.2%		
AT&T	3,291,100	120,751
Verizon Communications	2,691,300	132,277
		253,028
Total Telecom Services		737,422
Total Common Stocks (Cost $1,618,397)		2,338,529
CONVERTIBLE PREFERRED STOCKS 0.2%		
INTERNET & E-COMMERCE 0.0%		
Internet 0.0%		
Glam Media, Acquisition Date: 7/2/07 Acquisition Cost $3,752 (1)(2)(3)	318,078	1,065
Glam Media, Acquisition Date: 7/2/07 Acquisition Cost $525 (1)(2)(3)	45,440	152
Total Internet & E-Commerce		1,217

TECHNOLOGY 0.2%		
Software & Services 0.2%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $936 (1)(2)(3)	103,417	796
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $4,597 (1)(2)(3)	508,002	3,907
Total Technology		4,703
Total Convertible Preferred Stocks (Cost $9,810)		5,920
CORPORATE BONDS 0.0%		
Glam Media, 9.00%, 12/2/13, Acquisition Date: 7/2/07 Acquisition Cost $697 (2)(3)	697,244	663
Glam Media, 9.00%, 12/2/13, Acquisition Date: 7/2/07 – 8/1/12, Acquisition Cost $25 (2)(3)	25,471	24
Total Corporate Bonds (Cost $723)		687
SHORT-TERM INVESTMENTS 5.1%		
Money Market Funds 5.1%		
T. Rowe Price Government Reserve Investment Fund, 0.08% (4)(5)	125,305,894	125,306
Total Short-Term Investments (Cost $125,306)		125,306
Total Investments in Securities 99.9% of Net Assets (Cost $1,754,236)		**$ 2,470,442**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,951 and represents 0.3% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $(524,000) for the period ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $1,754,236,000. Net unrealized gain aggregated $716,207,000 at period-end, of which $776,029,000 related to appreciated investments and $59,822,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013